Loans, Impaired Loans and Allowance for Credit Losses - Loans Maturities (Detail) - CAD ($) $ in Millions		Oct. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Total loans	[1],[2]	$ 767,365	$ 757,283
Allowance for credit losses	[2]	(6,536)	(6,372)
Total loans net of allowance for credit losses	[2]	760,829	750,911
Within one year [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		234,172	215,514
Total loans net of allowance for credit losses		234,172	215,514
One to 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		406,650	423,460
Total loans net of allowance for credit losses		406,650	423,460
Five to ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		28,207	26,916
Total loans net of allowance for credit losses		28,207	26,916
Over ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		26,840	25,474
Total loans net of allowance for credit losses		26,840	25,474
No Stated Maturity [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		71,496	65,919
Allowance for credit losses		(6,536)	(6,372)
Total loans net of allowance for credit losses		64,960	59,547
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		350,941	344,182
Allowance for credit losses		(1,208)	(1,084)
Total loans net of allowance for credit losses		349,733	343,098
Residential mortgages [member] | Within one year [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		72,883	47,610
Residential mortgages [member] | One to 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		233,469	254,546
Residential mortgages [member] | Five to ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		15,456	15,830
Residential mortgages [member] | Over ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		25,264	23,946
Residential mortgages [member] | No Stated Maturity [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		3,869	2,250
Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		106,379	104,170
Allowance for credit losses		(2,319)	(2,414)
Total loans net of allowance for credit losses		104,060	101,756
Personal loans [member] | Within one year [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		18,753	18,279
Personal loans [member] | One to 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		37,707	37,875
Personal loans [member] | Five to ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		5,411	5,593
Personal loans [member] | Over ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		1,171	1,189
Personal loans [member] | No Stated Maturity [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		43,337	41,234
Credit cards [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		17,374	17,109
Allowance for credit losses		(1,160)	(1,237)
Total loans net of allowance for credit losses		16,214	15,872
Credit cards [member] | No Stated Maturity [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		17,374	17,109
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		292,671	291,822
Allowance for credit losses		(1,849)	(1,637)
Total loans net of allowance for credit losses		290,822	290,185
Business and government [member] | Within one year [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		142,536	149,625
Business and government [member] | One to 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		135,474	131,039
Business and government [member] | Five to ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		7,340	5,493
Business and government [member] | Over ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		405	339
Business and government [member] | No Stated Maturity [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		6,916	5,326
Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		357,750	320,947
Total loans net of allowance for credit losses		357,750	320,947
Floating interest rate [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		93,626	98,606
Floating interest rate [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		47,790	44,913
Floating interest rate [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		216,334	177,428
Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		402,143	430,283
Total loans net of allowance for credit losses		402,143	430,283
Fixed interest rate [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		253,954	242,589
Fixed interest rate [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		57,219	58,002
Fixed interest rate [member] | Credit cards [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		17,374	17,109
Fixed interest rate [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		73,596	112,583
Non-rate sensitive [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		7,472	6,053
Allowance for credit losses		(6,536)	(6,372)
Total loans net of allowance for credit losses		936	(319)
Non-rate sensitive [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		3,361	2,987
Non-rate sensitive [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		1,370	1,255
Non-rate sensitive [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		$ 2,741	$ 1,811

[1]	Geographic segmentation is based on the location of the property for residential mortgages; otherwise, the residence of the borrower.
[2]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.